Bank Debt, Long-Term Debt and Convertible Notes (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 26, 2009 CAD	Dec. 31, 2012 Wells Fargo Capital Finance, LLC [Member]	Dec. 10, 2012 Eleven Percentage Notes [Member] USD ($)	Apr. 19, 2011 Eleven Percentage Notes [Member] USD ($)	May 14, 2010 Eleven Percentage Notes [Member] USD ($)	Oct. 23, 2009 Eleven Percentage Notes [Member] USD ($)	Dec. 31, 2012 Eleven Percentage Notes [Member]
Interest Expense Amortization Of Debt Discount		$ 232	$ 848
Interest Expense Amortization Of Debt Premium	1,366	943	197
Interest Expense, Debt	44,045	39,044	30,429
Interest Expense Present Value Adjustments For Fixed Deferred Acquisition Payments	277	702	922
Interest Income (Expense), Net, Total	46
Amortization of Financing Costs	2,295	1,944	1,288
Debt Instrument, Face Amount						80,000	55,000	65,000	225,000
Debt Instrument, Interest Rate, Stated Percentage						11.00%	11.00%	11.00%	11.00%
Debt Instrument, Maturity Date						Nov. 01, 2016	Nov. 01, 2016	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt						83,200	59,580	67,208	208,881
Debt Instrument Unamortized Discount Percentage									4.70%
Debt Instrument, Unamortized Discount									10,494
Debt Instrument, Unamortized Premium						4,800	6,050	2,600
Expense Related to Distribution or Servicing and Underwriting Fees						1,600	1,470	392	5,624
Redeemed Of Convertible Debt				45,000
Debt Instrument, Redemption Date, One										Nov. 01, 2013
Debt Instrument, Redemption Date, Two										Nov. 01, 2014
Debt Instrument, Redemption Date, Latest For Redemption At Face Amount										Nov. 01, 2015
Debt Instrument, Percentage Of Redemption Price, Redemption Date One										105.50%
Debt Instrument, Percentage Of Redemption Price, Redemption Date Two										102.75%
Debt Instrument, Percentage Of Redemption Price, Redemption Date, Latest For Redemption At Face Amount										100.00%
Debt Instrument, Percentage Of Redemption Price Redemption Date, Additional										11.00%
Debt Instrument, Percentage Of Redemption Price, Change In Ownership Control										101.00%
Letters of Credit Outstanding, Amount	4,771	5,830
Checks Outstanding	$ 29,336	$ 3,350
Credit Agreement Description					On October 23, 2009, the Company and its subsidiaries entered into a $75,000 five year senior secured revolving WF Credit Agreement (the “WF Credit Agreement”) with Wells Fargo Foothill, LLC, as agent, and the lenders from time to time party thereto. On November 22, 2010, this agreement was amended to increase the availability under the facility to $100,000. On April 2011, the Company entered into an additional amendment to increase the availability under the facility to $150,000 and extend the maturity date to October 23, 2015.
Line of Credit Facility, Description					The WF Credit Agreement replaced the Company’s existing $185,000 senior secured financing agreement with Fortress Credit Corp., as collateral agent, Wells Fargo Foothill, Inc., as administrative agent. Advances under the WF Credit Agreement will bear interest as follows: (a)(i) LIBOR Rate Loans bear interest at the LIBOR Rate and (ii) Base Rate Loans bear interest at the Base Rate, plus (b) an applicable margin. As of December 31, 2012, the applicable margin for borrowing is 2.25% in the case of Base Rate Loans and 2.50% in the case of LIBOR Rate Loans. The applicable margin may be reduced subject to the Company achieving certain trailing twelve month earning levels, as defined. In addition to paying interest on outstanding principal under the WF Credit Agreement, the Company is required to pay an unused revolver fee to lenders under the WF Credit Agreement in respect of unused commitments thereunder.
Amendment To Credit Agreement					On July 30, 2012, the Company entered into a further amendment to the WF Credit Agreement. This amendment provides that the Company’s Total Leverage Ratio (as defined), measured on a quarter-end basis, must be no greater than 4.0x, for the twelve-month period ending September 30, 2012 and for the twelve-month period ending on the last day of each calendar quarter thereafter.